Annual Fund Operating Expenses	Oct. 31, 2025
AllianzIM U.S. Equity Buffer10 Oct ETF | AllianzIM U.S. Equity Buffer10 Oct ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer20 Oct ETF | AllianzIM U.S. Equity Buffer20 Oct ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF | AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF | AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM International Equity Buffer15 Uncapped Oct ETF | AllianzIM International Equity Buffer15 Uncapped Oct ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.79%	[1]
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF | AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%

[1]	Other Expenses are estimated for the current fiscal year.